UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
July 31, 2017 (Unaudited)

Registered Investment Companies - 98.8%	Shares		Value ($)
Alternative Investments - 32.8%
AQR Managed Futures Strategy Fund, Cl. I	3,293,144		29,012,601
ASG Global Alternatives Fund, Cl. Y	2,798,904	[a]	29,584,418
ASG Managed Futures Strategy Fund, Cl. Y	3,014,623		29,724,181
DFA Commodity Strategy Portfolio	1,470,695		8,618,270
Dynamic Total Return Fund, Cl. Y	3,588,366	[a,b]	58,992,733
			155,932,203
Domestic Equity - 34.6%
Dreyfus Select Managers Long/Short Fund, Cl. Y	13,037,191	[a,b,c]	164,268,610
Foreign Equity - 31.4%
BNY Mellon Absolute Insight Multi-Strategy Fund, Cl. Y	3,787,852	[a,b]	47,537,546
Dreyfus Global Real Estate Securities Fund, Cl. Y	6,224,273	[b]	56,391,913
Dreyfus Global Real Return Fund, Cl. Y	3,177,328	[b]	45,435,791
			149,365,250
Total Investments (cost $466,125,508)	98.8%		469,566,063
Cash and Receivables (Net)	1.2%		5,480,755
Net Assets	100.0%		475,046,818

[a]	Non-income producing security.
[b]	Investment in affiliated mutual fund.
[c]

The fund’s investment in the Dreyfus Select Managers Long/Short Fund represents 34.6% of the fund’s net assets. The Dreyfus Select Managers Long/Short Fund seeks to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	34.6
Mutual Funds: Alternative	32.8
Mutual Funds: Foreign	31.4
98.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	469,566,063	-	-	469,566,063

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $3,440,555, consisting of $12,205,713 gross unrealized appreciation and $8,765,158 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt US Dollar Fund
July 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 96.7%	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary - 3.1%
Grupo Posadas,
Gtd. Notes	7.88	6/30/22	170,000		178,500
Myriad International Holdings,
Gtd. Notes	5.50	7/21/25	200,000		217,135
Nemak,
Sr. Unscd. Notes	5.50	2/28/23	200,000		207,000
Tupy Overseas,
Gtd. Bonds	6.63	7/17/24	580,000		602,504
					1,205,139
Consumer Staples - .4%
Central American Bottling,
Gtd. Notes	5.75	1/31/27	150,000	[b]	159,657
Energy - 7.4%
Cosan Luxembourg,
Gtd. Notes	7.00	1/20/27	600,000	[b]	631,500
ONGC Videsh Vankorneft,
Gtd. Notes	3.75	7/27/26	390,000		387,733
Petrobras Global Finance,
Gtd. Notes	6.25	3/17/24	785,000		820,325
Petrobras Global Finance,
Gtd. Notes	6.75	1/27/41	210,000		202,387
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	130,000		111,410
Petroleos del Peru,
Sr. Unscd. Notes	4.75	6/19/32	200,000	[b]	205,550
Petroleos del Peru,
Sr. Unscd. Notes	5.63	6/19/47	200,000	[b]	208,904
Ras Laffan Liquefied Natural Gas,
Sr. Scd. Bonds	6.33	9/30/27	300,000		342,750
					2,910,559
Financials - 10.4%
Akbank,
Sr. Unscd Notes	5.13	3/31/25	400,000		394,910
BBVA Bancomer,
Jr. Sub. Notes	7.25	4/22/20	220,000		241,450
BGEO Group,
Sr. Unscd. Bonds	6.00	7/26/23	580,000		594,802
BGEO Group,
Sr. Unscd. Bonds	6.00	7/26/23	200,000	[b]	205,104
Brazilian Development Bank,
Sr. Unscd. Notes	4.75	5/9/24	380,000	[b]	376,960
MDC,
Gtd. Notes	3.00	4/19/24	580,000		572,787
Tengizchevroil Finance Co. International,
Gtd. Bonds	4.00	8/15/26	400,000		393,240
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes	5.50	10/27/21	200,000	[b]	203,760
VTR Finance,
Sr. Scd. Notes	6.88	1/15/24	710,000		758,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 96.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financials - 10.4% (continued)
Ziraat Bankasi,
Sr. Unscd Notes	4.75	4/29/21	300,000		304,510
					4,046,335
Foreign/Governmental - 53.8%
Argentine Government,
Sr. Unscd. Bonds	7.50	4/22/26	200,000		215,400
Argentine Government,
Sr. Unscd. Bonds	6.88	1/26/27	310,000		319,300
Argentine Government,
Sr. Unscd. Notes	7.13	6/28/17	240,000	[b]	218,280
Buenos Aires Province,
Sr. Unscd Notes	7.88	6/15/27	550,000	[b]	562,743
Buenos Aires Province,
Unscd. Bonds	ARS 0.00	5/31/22	3,000,000	[c]	178,108
Comision Federal de Electricidad,
Sr. Unscd. Notes	5.75	2/14/42	340,000		351,475
Croatian Government,
Sr. Unscd Notes	6.00	1/26/24	200,000		228,447
Development Bank of Kazakhstan,
Sr. Unscd. Notes	4.13	12/10/22	380,000		379,329
Ecopetrol,
Sr. Unscd. Notes	4.13	1/16/25	200,000		198,500
Ecopetrol,
Sr. Unscd. Notes	5.38	6/26/26	180,000		189,450
Ecopetrol,
Sr. Unscd. Notes	5.88	5/28/45	310,000		292,082
Ecuadorian Government,
Sr. Unscd. Bonds	10.75	3/28/22	200,000		217,000
Ecuadorian Government,
Sr. Unscd. Notes	9.63	6/2/27	250,000	[b]	256,250
Egyptian Government,
Sr. Unscd. Notes	6.13	1/31/22	400,000		413,440
Egyptian Government,
Sr. Unscd. Notes	5.88	6/11/25	200,000		198,428
Egyptian Government,
Sr. Unscd. Notes	8.50	1/31/47	280,000		305,076
El Salvadorian Government,
Sr. Unscd. Notes	7.65	6/15/35	160,000		149,600
Export Bank of Turkey,
Sr. Unscd. Notes	5.38	10/24/23	205,000	[b]	209,986
Gazprom,
Sr. Unscd. Bonds	6.00	11/27/23	310,000		338,249
Iraqi Government,
Unscd. Bonds	5.80	1/15/28	1,040,000		957,531
Israel Electric,
Sr. Scd. Bonds, Ser. 6	5.00	11/12/24	345,000		371,737
Ivory Coast Government,
Sr. Unscd. Bonds	6.13	6/15/33	800,000	[b]	785,836
Jamaican Government,
Sr. Unscd. Notes	8.00	3/15/39	150,000		179,258
KazMunayGas National,
Sr. Unscd. Notes	4.75	4/19/27	200,000	[b]	199,211
KazMunayGas National,
Sr. Unscd. Notes	5.75	4/30/43	400,000		396,560
Kenyan Government,
Sr. Unscd. Notes	6.88	6/24/24	760,000		777,697

	Coupon	Maturity	Principal
Bonds and Notes - 96.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 53.8% (continued)
Lebanese Government,
Sr. Unscd Notes	6.25	11/4/24	205,000		203,236
Lebanese Government,
Sr. Unscd. Notes	8.25	4/12/21	220,000		236,890
Lebanese Government,
Sr. Unscd. Notes	6.10	10/4/22	380,000		379,525
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	360,000		364,320
Mongolian Government,
Sr. Unscd. Notes	10.88	4/6/21	200,000		232,454
Mongolian Government,
Sr. Unscd. Notes	5.13	12/5/22	730,000		702,422
OCP Group,
Sr. Unscd. Notes	6.88	4/25/44	400,000		446,856
Pakistani Government,
Sr. Unscd. Notes	8.25	4/15/24	200,000		224,071
Paraguayan Government ,
Sr. Unscd. Bonds	4.63	1/25/23	400,000		421,740
Pertamina,
Sr. Unscd. Notes	5.63	5/20/43	200,000		212,392
Perusahaan Listrik Negara,
Sr. Unscd. Notes	5.25 10/24/42		470,000		478,836
Petroleos de Venezuela,
Gtd. Bonds	6.00	5/16/24	510,000		170,213
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	255,000		235,225
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	260,000		279,045
Petroleos Mexicanos,
Gtd. Notes	6.38	2/4/21	25,000		27,438
Petroleos Mexicanos,
Gtd. Notes	4.88	3/11/22	30,000	[b,c]	32,663
Petroleos Mexicanos,
Gtd. Notes	5.38	3/13/22	35,000	[b]	37,336
Petroleos Mexicanos,
Gtd. Notes	4.63	9/21/23	30,000		30,960
Petroleos Mexicanos,
Gtd. Notes	4.50	1/23/26	100,000		99,790
Petroleos Mexicanos,
Gtd. Notes	6.88	8/4/26	40,000		45,496
Petroleos Mexicanos,
Gtd. Notes	6.75	9/21/47	215,000		226,868
Province of Cordoba,
Sr. Unscd. Notes	7.13	6/10/21	170,000		178,245
Romanian Government,
Sr. Unscd. Notes	4.88	1/22/24	270,000		297,520
Russian Government,
Sr. Unscd. Bonds	5.25	6/23/47	200,000	[b]	202,224
Senegal Government,
Sr. Unscd. Bonds	6.25	7/30/24	830,000		886,813
Senegal Government,
Unscd. Notes	6.25	5/23/33	200,000	[b]	206,050
Serbian Government,
Sr. Unscd. Notes	7.25	9/28/21	610,000		708,603
South African Government,
Sr. Unscd. Notes	4.67	1/17/24	300,000		306,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 96.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 53.8% (continued)
Sri Lankan Government,
Sr. Unscd. Bonds	5.75	1/18/22	200,000	[b]	209,456
Sri Lankan Government,
Sr. Unscd. Notes	6.20	5/11/27	790,000	[b]	815,677
State Grid Overseas Investment,
Gtd. Notes	4.85	5/7/44	200,000		229,833
Turkish Government,
Sr. Unscd. Bonds	5.75	3/22/24	350,000		374,360
Turkish Government,
Sr. Unscd. Notes	6.88	3/17/36	200,000		227,544
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	200,000		180,682
Ukrainian Government,
Sr. Unscd Notes	7.75	9/1/20	190,000		197,505
Ukrainian Government,
Sr. Unscd Notes	7.75	9/1/22	400,000		411,000
Ukrainian Government,
Sr. Unscd Notes	0.00	5/31/40	280,000	[c]	123,620
Ukrainian Government,
Sr. Unscd. Notes	7.75	9/1/19	355,000		369,456
Ukrainian Government,
Sr. Unscd. Notes	7.75	9/1/26	160,000		157,709
Venezuelan Government,
Sr. Unscd. Bonds	6.00	12/9/20	355,000		143,775
Vnesheconombank,
Sr. Unscd Notes	5.94	11/21/23	340,000		364,067
Vnesheconombank,
Sr. Unscd. Notes	6.03	7/5/22	290,000		310,556
Vnesheconombank,
Sr. Unscd. Notes	6.80	11/22/25	170,000		189,664
					21,068,070
Industrials - 7.6%
Atento Luxco 1,
Sr. Scd. Notes	6.13	8/10/22	395,000	[b]	401,912
Elementia,
Gtd. Notes	5.50	1/15/25	650,000		685,685
ENA Norte Trust,
Pass Through Certificates	4.95	4/25/23	136,634		142,100
Metalsa,
Gtd. Notes	4.90	4/24/23	480,000		477,984
Rumo Luxembourg,
Gtd. Notes	7.38	2/9/24	475,000	[b]	495,140
Sixsigma Networks Mexico,
Gtd. Notes	8.25	11/7/21	200,000		202,600
Turkiye Sise ve Cam Fabrikalari,
Sr. Unscd. Notes	4.25	5/9/20	250,000		254,214
Union Andina De Cementos,
Sr. Unscd. Notes	5.88	10/30/21	300,000		313,500
					2,973,135
Materials - 10.6%
AngloGold Ashanti Holdings,
Gtd. Notes	5.13	8/1/22	190,000		198,265
Cementos Pacasmayo,
Gtd. Notes	4.50	2/8/23	130,000		132,925
Codelco,
Sr. Unscd. Notes	3.63	8/1/27	200,000	[b]	199,350

	Coupon	Maturity	Principal
Bonds and Notes - 96.7% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials - 10.6% (continued)
EQUATE Petrochemical,
Gtd. Notes	4.25	11/3/26	495,000	[b]	515,282
Evraz Group,
Sr. Unscd. Notes	5.38	3/20/23	200,000	[b]	201,350
MMC Norilsk Nickel,
Sr. Unscd. Notes	6.63	10/14/22	435,000	[b]	486,126
Novolipetsk Steel via Steel Funding,
Sr. Unscd. Notes	4.50	6/15/23	200,000		204,952
Rusal Capital,
Gtd. Notes	5.13	2/2/22	260,000	[b]	262,563
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	305,000		316,362
Steel Funding,
Sr. Unscd. Notes	4.50	6/15/23	260,000	[b]	266,438
Suzano Austria,
Gtd. Notes	7.00	3/16/47	200,000	[b]	212,500
Vale Overseas,
Gtd. Notes	4.38	1/11/22	240,000		248,280
Vedanta Resources,
Sr. Unscd Notes	6.38	7/30/22	200,000		208,000
Vedanta Resources,
Sr. Unscd. Bonds	8.25	6/7/21	290,000		324,800
Vedanta Resources,
Sr. Unscd. Notes	6.38	7/30/22	365,000	[b]	379,600
					4,156,793
Real Estate - 1.3%
China Overseas Finance,
Gtd. Bonds	5.95	5/8/24	215,000		246,783
Shimao Property Holdings,
Gtd. Bonds	8.38	2/10/22	220,000		243,031
					489,814
Telecommunications - 1.1%
VimpelCom Holdings,
Gtd. Notes	5.95	2/13/23	200,000		215,202
VimpelCom Holdings,
Sr. Unscd. Bonds	4.95	6/16/24	220,000	[b]	221,925
					437,127
Utilities - 1.0%
Orazul Energy,
Gtd. Notes	5.63	4/28/27	200,000	[b]	192,800
Transelec,
Sr. Unscd. Notes	3.88	1/12/29	200,000	[b]	196,496
					389,296
Total Bonds and Notes
(cost $36,451,141)					37,835,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 4.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $1,627,182)	1,627,182 [d]	1,627,182
Total Investments (cost $38,078,323)	100.8%	39,463,107
Liabilities, Less Cash and Receivables	(0.8%)	(328,656)
Net Assets	100.0%	39,134,451

ARS—Argentine Peso

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $9,758,629 or 24.94% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mexico	10.3
Brazil	8.9
Russia	7.7
Turkey	5.5
Argentina	4.3
Money Market Investment	4.1
Kazakhstan	3.5
Ukraine	3.2
Chile	3.0
Senegal	2.8
Peru	2.7
Sri Lanka	2.6
Iraq	2.4
Mongolia	2.4
Egypt	2.3
India	2.3
Lebanon	2.1
Georgia	2.0
Ivory Coast	2.0
Kenya	2.0
South Africa	1.8
Serbia	1.8
Indonesia	1.8
Colombia	1.7
Netherlands	1.5
Kuwait	1.3
China	1.3
Ecuador	1.2
Morocco	1.1
Paraguay	1.1
Luxembourg	1.0
Singapore	1.0
Israel	.9
Qatar	.9
Venezuela	.8
Romania	.8
Ireland	.7
Hong Kong	.6
Croatia	.6
Pakistan	.6
Austria	.5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Jamaica	.5
Guatemala	.4
El Salvador	.4
Panama	.4
100.8

†	Based on net assets.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt US Dollar Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	16,767,855	-	16,767,855
Foreign Government	-	21,068,070	-	21,068,070
Registered Investment Company	1,627,182	-	-	1,627,182

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2017, accumulated net unrealized appreciation on investments was $1,384,784, consisting of $1,545,731 gross unrealized appreciation and $160,947 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
July 31, 2017 (Unaudited)

Common Stocks - 91.0%	Shares		Value ($)
Chile - 2.9%
Sociedad Quimica y Minera de Chile, ADR	135,339		5,563,786
China - 21.5%
3SBio	3,413,000	[a,b]	4,282,199
51job, ADR	24,590	[b]	1,211,303
Alibaba Group Holding, ADR	44,291	[b]	6,862,890
Baidu, ADR	25,369	[b]	5,742,273
China Biologic Products Holdings	58,861	[b]	5,856,669
Ctrip.com International, ADR	56,193	[b]	3,356,408
Hollysys Automation Technologies	154,406		2,959,963
Lenovo Group	1,082,000		670,467
TAL Education Group, ADR	16,406		2,571,969
Tencent Holdings	165,997		6,660,452
Yum China Holdings	29,751	[b]	1,064,788
			41,239,381
Georgia - .9%
BGEO Group	14,844		675,101
TBC Bank Group	48,577		1,073,550
			1,748,651
Hong Kong - 4.5%
AIA Group	1,102,400		8,687,038
India - 27.8%
Amara Raja Batteries	195,059		2,537,086
Apollo Hospitals Enterprise	32,561		639,026
Glenmark Pharmaceuticals	167,752		1,822,747
Godrej Consumer Products	220,653		3,567,699
Hindustan Unilever	156,083		2,811,994
Indiabulls Housing Finance	411,540		7,539,407
ITC	1,265,333		5,626,332
Jubilant Foodworks	48,081		987,646
LIC Housing Finance	515,033		5,543,221
Maruti Suzuki India	59,620		7,202,634
PVR	133,847		2,796,962
Tata Motors, ADR	82,540	[b]	2,842,678
Titan	126,694		1,074,854

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 91.0% (continued)	Shares		Value ($)
India - 27.8% (continued)
Vakrangee	1,218,998		8,384,605
			53,376,891
Indonesia - .7%
Surya Citra Media	7,373,300		1,305,988
Mexico - 4.8%
Fomento Economico Mexicano	357,271		3,602,512
Grupo Aeroportuario del Centro Norte	741,900		4,686,233
Wal-Mart de Mexico	376,973		872,422
			9,161,167
Philippines - 5.2%
GT Capital Holdings	97,390		2,341,143
Metropolitan Bank & Trust	1,784,285		3,076,353
Security Bank	520,962		2,415,876
Universal Robina	700,350		2,234,569
			10,067,941
Russia - .5%
Magnit, GDR	24,450		897,315
South Africa - 9.8%
British American Tobacco	110,109		6,894,747
Discovery	132,908		1,415,030
Life Healthcare Group Holdings	447,103		858,329
Naspers, Cl. N	38,657		8,531,453
Net 1 UEPS Technologies	110,223	[b]	1,066,959
			18,766,518
South Korea - 5.7%
LG Household & Health Care	2,741		2,427,354
Samsung Biologics	3,200	[a]	777,803
Samsung SDI	51,726		7,788,598
			10,993,755
Taiwan - 4.7%
Catcher Technology	86,000		988,293
Taiwan Semiconductor Manufacturing	1,128,000		8,012,982
			9,001,275
Thailand - .6%
Taokaenoi Food & Marketing, Cl. F	1,989,000		1,201,415
United Kingdom - 1.4%
Unilever	46,795		2,668,152
Total Common Stocks (cost $133,301,371)			174,679,273

Other Investment - 5.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $10,260,369)	10,260,369 [c]	10,260,369
Total Investments (cost $143,561,740)	96.4%	184,939,642
Cash and Receivables (Net)	3.6%	6,934,110
Net Assets	100.0%	191,873,752

ADR—American Depository Receipt
GDR—Global Depository Receipt

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $5,060,002 or 2.64% of net assets.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Goods	20.5
Technology	18.9
Financials	17.1
Industrials	12.5
Consumer Services	11.7
Health Care	7.4
Money Market Investment	5.4
Basic Materials	2.9
96.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	174,679,273	-	-	174,679,273
Registered Investment Company	10,260,369	-	-	10,260,369

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $41,377,902, consisting of $42,223,316 gross unrealized appreciation and $845,414 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2017 (Unaudited)

Common Stocks - 60.8%	Shares		Value ($)
Automobiles & Components - .7%
Delphi Automotive	35,525		3,212,171
Banks - 4.8%
Bank of America	265,083		6,393,802
Bank of the Ozarks	29,008		1,251,695
Dah Sing Financial Holdings	89,600		634,363
Danske Bank	53,690		2,175,034
ICICI Bank, ADR	87,010		810,063
ING Groep	38,756		725,580
Intesa Sanpaolo	211,321		728,469
JB Financial Group	63,713		394,559
JPMorgan Chase & Co.	43,519		3,995,044
Shinsei Bank	599,000		988,870
UniCredit SpA	36,333	[a]	715,701
Wells Fargo & Co.	39,000		2,103,660
Western Alliance Bancorp	9,751	[a]	491,255
			21,408,095
Capital Goods - 5.7%
ABB	39,911		936,946
Airbus	43,357		3,623,605
Alfa Laval	41,159		919,652
CK Hutchison Holdings	62,000		816,792
CNH Industrial	75,185		872,236
Dover	60,915		5,116,860
Fosun International	452,500		685,922
Johnson Controls International	124,466		4,847,951
KION Group	3,802		330,043
Koninklijke Philips	49,266		1,888,431
Mitsubishi Heavy Industries	305,000		1,215,352
Nitta	14,300		459,826
Prysmian	42,945		1,375,171
Sandvik	68,909		1,086,492
Shin Zu Shing	217,000	[a]	662,595
Volvo, Cl. B	55,814		948,461
			25,786,335

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 60.8% (continued)	Shares		Value ($)
Commercial & Professional Services - 1.8%
Dun & Bradstreet	48,958		5,422,588
KAR Auction Services	16,440		691,138
Pitney Bowes	60,047		945,140
Secom	11,700		878,415
			7,937,281
Consumer Durables & Apparel - 2.5%
adidas	3,264		745,735
D.R. Horton	41,504		1,481,278
Electrolux, Ser. B	49,266		1,685,361
Mohawk Industries	9,145	[a]	2,277,014
PVH	33,690		4,018,880
Sega Sammy Holdings	69,000		930,682
			11,138,950
Consumer Services - 2.0%
China Yuhua Education	2,170,000	[b]	741,781
ClubCorp Holdings	5,531		93,750
McDonald's	6,125		950,233
Playa Hotels & Resorts	188,815	[a]	2,231,793
Six Flags Entertainment	38,665		2,198,879
Tarena International, ADR	43,200		834,192
Vail Resorts	9,045		1,906,324
			8,956,952
Diversified Financials - 1.6%
Affiliated Managers Group	7,543		1,401,716
Berkshire Hathaway, Cl. B	8,301	[a]	1,452,426
Intercontinental Exchange	39,563		2,639,248
Meritz Financial Group	58,042		788,382
OM Asset Management	62,216		937,595
			7,219,367
Energy - .7%
Atwood Oceanics	16,427	[a]	129,116
ConocoPhillips	5,238		237,648
Ensco, Cl. A	28		148
Halliburton	19,180		813,999
Nabors Industries	158,601		1,222,814
Parsley Energy, Cl. A	10,074	[a]	294,967
Precision Drilling	234,195	[a]	679,997
			3,378,689
Food & Staples Retailing - .4%
Whole Foods Market	41,037		1,713,705

Common Stocks - 60.8% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 1.8%
Constellation Brands, Cl. A	12,491		2,415,135
Kraft Heinz	12,970		1,134,356
Mondelez International, Cl. A	43,000		1,892,860
Nestle	19,101		1,613,891
Wilmar International	513,000		1,264,377
			8,320,619
Health Care Equipment & Services - 5.1%
Aetna	14,880		2,296,133
Alere	1,226	[a]	61,778
Becton Dickinson & Co.	24,661		4,966,725
Boston Scientific	44,808	[a]	1,192,789
C.R. Bard	15,465		4,958,079
Danaher	55,015		4,483,172
Sonova Holding	4,246		688,968
Universal Health Services, Cl. B	19,019		2,107,876
Zimmer Biomet Holdings	17,025		2,065,473
			22,820,993
Household & Personal Products - 1.2%
Edgewell Personal Care	45,505	[a]	3,285,461
Essity AB, Cl. B	43,965	[a]	1,274,766
Estee Lauder, Cl. A	7,253		717,975
			5,278,202
Insurance - .6%
Allianz	5,243		1,117,196
American International Group	25,460		1,666,357
			2,783,553
Materials - 5.2%
Air Products & Chemicals	14,915		2,120,167
BASF	17,475		1,667,152
CF, Cl. A	4,611	[a]	49,891
Chemours	47,871		2,279,138
Fuji Seal International	23,200		651,313
Givaudan	343		682,843
LafargeHolcim	13,720	[a]	820,830
LANXESS	12,784		987,017
PPG Industries	32,255		3,394,839
Salzgitter AG	12,543		562,975
Sherwin-Williams	19,745		6,659,396
Turquoise Hill Resources	400,200	[a]	1,316,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 60.8% (continued)	Shares		Value ($)
Materials - 5.2% (continued)
W.R. Grace & Co.	30,620		2,111,555
			23,303,774
Media - 2.0%
DISH Network, Cl. A	15,393	[a]	985,614
Kadokawa Dwango	41,100	[a]	543,178
Scripps Networks Interactive, Cl. A	31,601		2,762,243
Time Warner	34,001		3,482,382
Videocon d2h, ADR	79,000	[a]	717,320
World Wrestling Entertainment, Cl. A	21,907		463,552
			8,954,289
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Akorn	878	[a]	29,518
Allergan	8,573		2,163,225
Bio-Rad Laboratories, Cl. A	13,720	[a]	3,232,844
Dr. Reddy's Laboratories, ADR	19,900		728,141
PAREXEL International	29,982	[a]	2,624,025
VWR	16,154	[a]	533,082
			9,310,835
Real Estate - 1.3%
Care Capital Properties	2,932	[c]	71,013
Cheung Kong Property Holdings	156,000		1,263,251
Far East Consortium International	1,224,000		675,403
Global Logistic Properties	367,100		896,654
Great Eagle Holdings	127,000		696,721
New York	128,828	[c]	1,113,074
Sabra Health Care	3,850	[c]	89,320
Sun Hung Kai Properties	65,000		1,006,939
			5,812,375
Retailing - 3.0%
AutoZone	10,044	[a]	5,421,952
Cabela's	6,612	[a]	376,752
CarMax	24,822	[a]	1,644,458
Chow Tai Fook Jewellery Group	497,800		516,869
Home Depot	4,371		653,902
Hyundai Home Shopping Network	3,408		420,271
Luk Fook Holdings	157,000		576,881
Tiffany & Co.	36,050		3,443,136
Xiabuxiabu Catering Management China Holdings	656,000	[b]	656,773
			13,710,994

Common Stocks - 60.8% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding	5,301		804,180
Broadcom	9,291		2,291,718
Himax Technologies, ADR	55,883		460,476
Infineon Technologies	16,467		358,389
Microchip Technology	29,230		2,339,569
NXP Semiconductors	56,082	[a]	6,187,527
STMicroelectronics	63,050		1,077,031
			13,518,890
Software & Services - 5.2%
Cognizant Technology Solutions, Cl. A	58,941		4,085,790
Convergys	19,019		455,885
Fuji Soft	17,300		496,662
Mobileye	80,284	[a]	5,081,977
MoneyGram International	2,107	[a]	34,386
Nuance Communications	166,338	[a]	2,877,647
Oracle	14,426		720,290
PTC	38,097	[a]	2,102,573
SAP	14,655		1,555,817
Total System Services	77,685		4,929,890
Verint Systems	24,419	[a]	968,213
			23,309,130
Technology Hardware & Equipment - 3.7%
Brocade Communications Systems	73,669		930,440
FLIR Systems	66,540		2,483,273
Genpact	28,100		814,900
Hexagon, Cl. B	19,043		941,088
Juniper Networks	68,663		1,919,131
Logitech International	21,946		797,768
NetApp	78,686		3,416,546
Palo Alto Networks	11,766	[a]	1,550,524
Samsung Electronics	491		1,057,424
Sinbon Electronics	137,000		335,745
Western Digital	26,836		2,284,280
			16,531,119
Telecommunication Services - 1.4%
Cellnex Telecom	74,465	[b]	1,674,876
Hikari Tsushin	5,700		623,021
PLAY Communications	66,017	[a,b]	675,638
SoftBank Group	10,100		820,679
T-Mobile US	4,903	[a]	302,319

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 60.8% (continued)	Shares		Value ($)
Telecommunication Services - 1.4% (continued)
VEON	505,058		2,065,687
			6,162,220
Transportation - 3.4%
CSX	55,553		2,740,985
FedEx	35,774		7,442,065
Norfolk Southern	31,195		3,511,933
Union Pacific	17,810		1,833,718
			15,528,701
Utilities - 1.6%
Atmos Energy	33,530		2,909,063
Calpine	11,488	[a]	165,197
Eni	79,823		1,263,387
NextEra Energy	19,345		2,826,111
			7,163,758
Total Common Stocks (cost $247,938,391)			273,260,997
Master Limited Partnerships - .2%
Diversified Financials - .2%
Fortress Investment Group, Cl. A	82,542		660,336
Energy - .0%
Western Refining Logistics LP	4,645		119,144
Total Master Limited Partnerships (cost $778,579)			779,480
	Number of
Options Purchased - .1%	Contracts		Value ($)
Call Options - .0%
Akorn, September 2017 @ $35	4,900		245
AT&T, August 2017 @ $40.5	14,000		840
CenturyLink, October 2017 @ $26	2,800		840
CenturyLink, October 2017 @ $27	7,300		1,387
CenturyLink, October 2017 @ $24	1,400		1,120
CenturyLink, October 2017 @ $25	3,600		1,692
CenturyLink, January 2018 @ $26	7,300		4,234
CenturyLink, January 2018 @ $30	3,800		608
CenturyLink, October 2017 @ $28	12,100		1,210
CenturyLink, January 2018 @ $23	4,500		7,088
CenturyLink, September 2017 @ $26	1,000		200
CenturyLink, September 2017 @ $27	3,500		350
CenturyLink, August 2017 @ $26	8,400		840
CenturyLink, September 2017 @ $25	5,600		2,240
CenturyLink, October 2017 @ $22	600		1,140
CenturyLink, October 2017 @ $23	1,400		1,715

	Number of
Options Purchased - .1% (continued)	Contracts	Value ($)
Call Options - .0% (continued)
CenturyLink, September 2017 @ $29	12,300	369
CenturyLink, September 2017 @ $30	10,200	204
Chicago Board Options Exchange Volatility Index, August 2017 @ $12	60,500	36,300
CLNSW 91517 C24, September 2017 @ $24	2,500	801
Discovery Communications, Cl. A, August 2017 @ $25	6,900	3,795
Discovery Communications, Cl. A, October 2017 @ $25	7,200	8,280
Ensco, Cl. A, September 2017 @ $6	16,600	3,320
Ensco, Cl. A, September 2017 @ $7	9,500	475
Ensco, Cl. A, August 2017 @ $5	7,600	3,040
Ensco, Cl. A, August 2017 @ $6	500	25
Ensco, Cl. A, September 2017 @ $85	24,200	726
Ensco, Cl. A, December 2017 @ $10	14,500	725
Ensco, Cl. A, January 2018 @ $8	2,600	585
Ensco, Cl. A, December 2017 @ $8	9,300	1,395
Ensco, Cl. A, December 2017 @ $9	9,400	940
Kennedy-Wilson Holdings, September 2017 @ $20	9,600	7,680
NXP Semiconductors, October 2017 @ $110	3,600	9,000
NXP Semiconductors, October 2017 @ $115	2,200	2,750
Rite Aid, August 2017 @ $5	100	23
Rite Aid, August 2017 @ $6	100	1
RLJ Lodging Trust, August 2017 @ $20	5,700	8,265
RLJ Lodging Trust, November 2017 @ $20	1,400	2,730
Scripps Networks Interactive, August 2017 @ $85	2,100	5,880
Sinclair Broadcast Group, November 2017 @ $40	1,400	630
Sinclair Broadcast Group, December 2017 @ $41	2,800	3,220
Sinclair Broadcast Group, September 2017 @ $45	3,600	1,080
T-Mobile US, November 2017 @ $75	6,600	1,452
T-Mobile US, November 2017 @ $70	3,600	2,466
Tribune Media, Cl. A, October 2017 @ $45	4,900	245
Vantiv, Cl. A, August 2017 @ $70	4,200	1,890
		134,041
Put Options - .1%
Becton, Dickinson and Company, September 2017 @ $195	2,800	7,000
Cabela's, September 2017 @ $55	2,800	5,740
Calpine, August 2017 @ $85	4,200	3,780
Hong Kong Hang Seng Index, December 2017 @ $254	400	19,922
Hong Kong Hang Seng Index, June 2018 @ $252	400	48,807
MoneyGram International, November 2017 @ $17.5	7,200	10,080
NASDAQ 100 STOCK INDEX, December 2017 @ $565	200	28,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Number of
Options Purchased - .1% (continued)	Contracts	Value ($)
Put Options - .1% (continued)
NeuroDerm, November 2017 @ $35	700	105
NeuroDerm, February 2018 @ $35	500	75
NVIDIA, September 2017 @ $130	1,700	2,210
Russell 2000 Index, September 2017 @ $136	4,300	43,344
S&P 500 Index, August 2017 @ $2,300	3,000	7,140
S&P 500 Index, June 2018 @ $2,400	1,000	91,000
S&P 500 Index, August 2017 @ $2,460	3,000	42,360
S&P 500 Index, June 2018 @ $2,150	1,200	49,560
S&P 500 Index, September 2017 @ $2,325	3,200	32,320
Scripps Networks Interactive, August 2017 @ $75	5,700	228
Vaneck Vectors Semiconductor ETF, August 2017 @ $78	1,400	378
Vaneck Vectors Semiconductor ETF, August 2017 @ $83	2,800	2,380
Vaneck Vectors Semiconductor ETF, August 2017 @ $85	2,800	3,780
Vaneck Vectors Semiconductor ETF, September 2017 @ $85	2,800	6,468
		404,677
Total Options Purchased (cost $933,908)		538,718
Total Investments (cost $249,650,878)	61.1%	274,579,195
Cash and Receivables (Net)	38.9%	175,168,639
Net Assets	100.0%	449,747,834

ADR—American Depository Receipt ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $3,749,068 or .83% of net assets.

[c]	Investment in real estate investment trust.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	5.7
Software & Services	5.2
Materials	5.2
Health Care Equipment & Services	5.1
Banks	4.8
Technology Hardware & Equipment	3.7
Transportation	3.4
Retailing	3.0
Semiconductors & Semiconductor Equipment	3.0
Consumer Durables & Apparel	2.5
Pharmaceuticals, Biotechnology & Life Sciences	2.1
Consumer Services	2.0
Media	2.0
Food, Beverage & Tobacco	1.8
Commercial & Professional Services	1.8
Diversified Financials	1.8
Utilities	1.6
Telecommunication Services	1.4
Real Estate	1.3
Household & Personal Products	1.2
Energy	.7
Automobiles & Components	.7
Insurance	.6
Food & Staples Retailing	.4
Options Purchased	.1
61.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Select Managers Long/Short Fund
July 31, 2017 (Unaudited)

Common Stocks - 26.8%	Shares	Value ($)
Automobiles & Components - 1.7%
Autoliv	8,005	867,662
Automatic Data Processing	16,060	1,909,695
BorgWarner	23,155	1,082,265
Fiat Chrysler Automobiles	30,400	367,072
Ford Motor	145,055	1,627,517
General Motors	8,650	311,227
Tenneco Automotive	18,200	1,006,460
Yokohama Rubber	17,700	357,709
		7,529,607
Banks - 1.2%
Agriculural Bank of China	430,000	200,940
Banco Santander	24,000	163,680
Bank of America	8,950	215,874
Bank of China	400,000	197,163
Bank of Communications Co.	190,000	140,843
China CITIC Bank	295,000	191,485
China Construction Bank	211,000	175,590
China Merchants Bank	65,000	213,871
Citigroup	3,310	226,570
Commonwealth Bank of Australia	7,928	531,049
Erste Group Bank	6,800	282,669
Hang Seng Bank	21,900	476,648
Industrial And Commercial Bank of China	300,000	210,094
Intesa Sanpaolo	64,900	223,724
M&T Bank	1,650	269,198
Nordea Bank	18,800	237,276
OTP Bank	13,500	502,479
State Bank of India	11,613	557,192
Swedbank	12,000	313,310
UniCredi	2,050	40,382
		5,370,037
Capital Goods - 2.3%
Acuity Brands	7,650	1,550,272
AerCap Holdings	5,350	262,685
Air Lease	6,400	253,312
Atlas Copco	4,100	148,587
Boeing	930	225,488

Common Stocks - 26.8% (continued)	Shares	Value ($)
Capital Goods - 2.3% (continued)
DMG Mori	23,300	387,611
Eaton	3,130	244,923
Emerson Electric	4,000	238,440
Fluor	5,150	223,665
GATX	8,115	501,750
General Electric	15,500	396,955
HD Supply Holdings	6,500	211,185
Hitachi Construction Machinery	14,300	410,536
IDEX	1,850	215,599
Illinois Tool Works	3,450	485,449
Jacobs Engineering Group	4,780	252,002
PACCAR	8,045	550,680
Penta-Ocean Construction	90,200	537,543
Regal Beloit	6,500	541,775
Sensata Technologies Holdings	3,950	178,224
SKF	62,890	1,250,976
Spirit Aerosystems Holdings, Cl. A	5,740	346,868
Textron	5,940	291,832
The Middleby	3,260	426,017
Volvo	9,000	152,939
Wartsila	3,550	235,969
		10,521,282
Commercial & Professional Services - .2%
WageWorks	15,960	1,040,592
Consumer Durables & Apparel - 1.7%
Carter's	12,500	1,084,125
D.R. Horton	9,680	345,479
Hasbro	10,965	1,160,974
Leggett & Platt	34,650	1,669,437
Mohawk Industries	1,060	263,929
NIKE, Cl. B	24,177	1,427,652
Whirlpool	8,850	1,574,238
		7,525,834
Consumer Services - .7%
Carnival	2,570	171,625
Dunkin' Brands Group	20,445	1,084,198
H&R Block	17,600	536,800
Restaurant Brands International	9,010	536,816
Sonic	32,670	772,972
		3,102,411

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 26.8% (continued)	Shares	Value ($)
Diversified Financials - .2%
Ameriprise Financial	1,480	214,422
Charles Schwab	5,500	235,950
China Galaxy Securities	150,000	132,317
CITIC Securities	65,000	131,984
Deutsche Bank	13,000	231,920
Morgan Stanley	3,600	168,840
		1,115,433
Energy - .6%
Dominion Resources	19,185	1,480,698
Ensco, Cl. A	25,959	137,323
Patterson	24,650	1,028,398
		2,646,419
Exchange-Traded Funds - 5.1%
Consumer Discretionary Select Sector SPDR Fund	18,294	1,671,340
Consumer Staples Select Sector SPDR Fund	32,961	1,823,403
Health Care Select Sector SPDR Fund	13,136	1,049,435
Industrial Select Sector SPDR Fund	17,972	1,227,667
iShares MSCI Hong Kong ETF	47,700	1,158,156
iShares MSCI Indonesia ETF	16,123	433,225
iShares MSCI Philippines ETF	18,500	673,770
SPDR S&P 500 ETF Trust	38,685	9,546,297
Technology Select Sector SPDR Fund	84,136	4,809,214
VanEck Vectors Semiconductor ETF	9,110	782,002
		23,174,509
Food & Staples Retailing - .6%
Costco Wholesale	8,570	1,358,431
FamilyMart UNY Holdings	3,200	179,382
Wal-Mart Stores	12,814	1,024,992
		2,562,805
Food, Beverage & Tobacco - 1.1%
Ajinomoto	6,000	120,767
B&G Foods	29,860	1,082,425
General Mills	25,300	1,408,198
Hormel Foods	30,265	1,034,155
Maruha Nichiro	8,100	221,153
McCormick & Co.	9,340	890,102
		4,756,800
Health Care Equipment & Services - .7%
Abiomed	7,430	1,100,309
Becton Dickinson & Co.	3,395	683,753

Common Stocks - 26.8% (continued)	Shares		Value ($)
Health Care Equipment & Services - .7% (continued)
LivaNova	20,560		1,252,926
			3,036,988
Household & Personal Products - .3%
Church & Dwight	25,120		1,340,152
Materials - 1.2%
Albemarle	12,680		1,468,344
China National Building Material Company	462,000		282,140
CSR	87,033		272,935
Martin Marietta Materials	1,050		237,752
Monsanto	3,046		355,834
Praxair	11,306		1,471,589
Scotts Miracle-Gro	11,250		1,079,887
Vulcan Materials	2,350		289,332
			5,457,813
Media .0%
Discovery Communications, Cl. A	8,787		203,243
Pharmaceuticals, Biotechnology & Life Sciences - .7%
Bruker	18,860		540,905
Roche Holding	5,545		1,404,385
Takeda Pharmaceutical Company	5,200		275,082
United Therapeutics	8,795		1,129,278
			3,349,650
Real Estate - 1.3%
AvalonBay Communities	2,780	a	534,733
Boston Properties	3,450	a	417,139
CubeSmart	56,870	a	1,402,414
Daito Trust Construction	1,600		270,525
Host Hotels & Resorts	45,095	a	841,473
Kennedy-Wilson Holdings	51,671		1,038,587
Park Hotels & Resorts	43,055		1,159,471
Sunac China Holdings	124,000		330,209
			5,994,551
Retailing - 2.5%
Amazon.com	320		316,090
Big Lots	16,515		820,300
Canadian Tire	4,735		540,476
Genuine Parts	24,245		2,059,128
Home Depot	3,890		581,944
JB Hi-Fi	15,259		317,509
Lowe's Cos	3,200		247,680

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 26.8% (continued)	Shares	Value ($)
Retailing - 2.5% (continued)
Priceline Group	150	304,275
Ross Stores	25,975	1,436,937
Target	14,345	812,931
The Children's Place	10,590	1,118,833
Tractor Supply	19,285	1,082,274
Ulta Beauty	5,855	1,470,835
		11,109,212
Semiconductors & Semiconductor Equipment - .4%
Intel	42,360	1,502,509
NVIDIA	1,930	313,644
		1,816,153
Software & Services - 1.5%
Accenture, Cl. A	11,847	1,526,131
Akamai Technologies	5,080	239,471
Alliance Data Systems	2,080	502,174
Aspen Technology	19,130	1,087,923
Autodesk	4,780	529,576
CA	4,350	135,024
FleetCor Technologies	3,480	529,169
International Business Machines	3,800	549,746
NTT Data	20,500	223,697
Oracle	8,050	401,936
salesforce.com	6,330	574,764
Vantiv, Cl. A	3,736	237,423
		6,537,034
Technology Hardware & Equipment - .4%
Brother Industries	28,100	718,781
NetApp	26,720	1,160,182
		1,878,963
Telecommunication Services - .5%
AT&T	42,139	1,643,421
CenturyLink	2,859	66,529
KDDI	13,500	357,567
Level 3 Communications	32	1,878
		2,069,395
Transportation - .6%
CH Robinson Worldwide	9,860	646,816
Deutsche Lufthansa	24,452	526,097
Keikyu	42,000	488,022
Keio	32,000	268,203

Common Stocks - 26.8% (continued)	Shares	Value ($)
Transportation - .6% (continued)
Kintetsu Group	70,000	268,584
Macquarie Infrastructure	6,200	470,022
Odakyu Electric Railway	13,000	257,653
		2,925,397
Utilities - 1.3%
CGN Power	1,329,000	364,119
Consolidated Edison	17,175	1,423,120
Duke Energy	16,640	1,416,397
Hawaiian Electric Industries	32,625	1,076,299
HK Electric Investments and HK Electric Investments	940,000	891,765
TOHO GAS	79,000	535,290
		5,706,990
Total Common Stocks (proceeds $116,328,609)		120,771,270
Master Limited Partnerships - .1%
Diversified Financials - .1%
The Blackstone Group	4,400	147,180
Transportation .0%
Tesoro Logistics	2,336	121,776
Total Master Limited Partnerships (proceeds $254,093)		268,956
Total Securities Sold Short (proceeds $116,582,702)		121,040,226

ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

[a]	Investment in real estate investment trust.

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Exchange-Traded Funds	5.1
Retailing	2.5
Capital Goods	2.3
Automobiles & Components	1.7
Consumer Durables & Apparel	1.7
Software & Services	1.4
Real Estate	1.3
Utilities	1.3
Materials	1.2
Banks	1.2
Food, Beverage & Tobacco	1.1
Pharmaceuticals, Biotechnology & Life Sciences	.7
Consumer Services	.7
Transportation	.7
Health Care Equipment & Services	.7
Energy	.6
Food & Staples Retailing	.6
Telecommunication Services	.5
Technology Hardware & Equipment	.4
Semiconductors & Semiconductor Equipment	.4
Household & Personal Products	.3
Diversified Financials	.3
Commercial & Professional Services	.2
Media	.0
26.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF FUTURES
Dreyfus Select Managers Long/Short Fund
July 31, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Short
Amsterdam Exchange Index	7	(864,953)	August 2017	(4,845)
CAC 40 10 Euro	92	(5,543,481)	August 2017	102,302
DAX	5	(1,791,897)	September 2017	68,266
DJ Euro Stoxx 50	386	(15,750,905)	September 2017	391,473
FTSE 100	61	(5,883,339)	September 2017	60,724
FTSE/MIB Index	11	(1,398,537)	September 2017	(19,992)
OMX Stockholm 30 Index	95	(1,817,917)	August 2017	56,493
Gross Unrealized Appreciation				679,258
Gross Unrealized Depreciation				(24,837)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	193,568,421	-	-	193,568,421
Equity Securities – Foreign
Common Stocks†	79,692,576	-	-	79,692,576
Master Limited Partnerships†	779,480	-	-	779,480
Other Financial Instruments:
Futures††	679,258	-	-	679,258
Forward Foreign Currency
Exchange Contracts††	-	397,178	-	397,178
Options Purchased	538,718	-	-	538,718
Swaps††	-	638,355	-	638,355
Liabilities ($)
Other Financial Instruments:
Futures††	(24,837)	-	-	(24,837)
Forward Foreign Currency
Exchange Contracts††	-	(1,198,302)	-	(1,198,302)
Options Written	-	(35,840)	-	(35,840)
Swaps††	-	(728,227)	-	(728,227)
Securities Sold Short:
Equity Securities – Domestic
Common Stocks†††	(94,091,191)	-	-	(94,091,191)
Equity Securities – Foreign
Common Stocks†††	(4,287,572)	-	-	(4,287,572)
Exchange-Traded Funds†††	(22,392,507)	-	-	(22,392,507)
Master Limited Partnerships†	(268,956)	-	-	(268,956)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.
††† See Statement of Securities Sold Short for additional detailed categorizations.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Select Managers Long/Short Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Goldman Sachs International
Canadian Dollar,
Expiring
8/1/2017	24,139	19,221	19,362	141
Euro,
Expiring
8/1/2017	121,925	143,397	144,335	938
Polish Zolty,
Expiring
8/1/2017	342,002	94,565	95,113	548
Morgan Stanley Capital Services
British Pound,
Expiring
8/16/2017	774,000	1,005,089	1,021,799	16,710
8/31/2017	25,733	33,984	33,991	7
Canadian Dollar,
Expiring
9/15/2017	1,100,000	817,961	882,885	64,924
9/20/2017	113,000	87,931	90,702	2,771
Danish Krone,
Expiring
8/16/2017	2,731,000	424,515	435,135	10,620
Euro,
Expiring
8/1/2017	191,932	225,579	227,208	1,629
8/16/2017	6,068,000	7,086,160	7,189,814	103,654
9/15/2017	2,000,000	2,266,776	2,373,701	106,925
9/20/2017	389,000	444,360	461,803	17,443
Hong Kong Dollars
Expiring
8/1/2017	9,754,463	1,249,072	1,248,843	(229)
Japanese Yen,
Expiring
8/2/2017	171,356,973	1,550,321	1,554,329	4,008
Singapore Dollar,
Expiring
8/2/2017	695,381	512,516	513,140	624
Swedish Krona,
Expiring
8/16/2017	20,209,000	2,498,965	2,505,470	6,505
9/20/2017	3,414,000	393,393	424,105	30,712

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
Morgan Stanley Capital Services (continued)
Swiss Franc,
Expiring
8/16/2017	301,000	311,767	311,615	(152)
9/15/2017	5,400,000	5,642,311	5,601,513	(40,798)
Sales:
Morgan Stanley Capital Services
British Pound,
Expiring
8/31/2017	753,562	984,518	995,385	(10,867)
Canadian Dollar,
Expiring
9/20/2017	970,000	736,826	778,592	(41,766)
Danish Krone,
Expiring
8/1/2017	615,794	97,334	98,021	(687)
8/16/2017	16,486,000	2,581,020	2,626,745	(45,725)
Euro,
Expiring
8/2/2017	968,354	1,145,621	1,146,334	(713)
8/16/2017	13,694,000	15,665,200	16,225,661	(560,461)
9/20/2017	4,937,000	5,552,889	5,860,987	(308,098)
Japanese Yen,
Expiring
8/3/2017	9,537,298	86,294	86,510	(216)
Polish Zolty,
Expiring
9/20/2017	2,389,000	654,686	664,395	(9,709)
Swedish Krona,
Expiring
8/1/2017	4,672,008	575,286	578,663	(3,377)
8/2/2017	14,340,961	1,776,168	1,776,234	(66)
8/16/2017	72,356,000	8,802,988	8,970,549	(167,561)
9/20/2017	3,414,000	416,228	424,105	(7,877)
Swiss Franc,
Expiring
8/3/2017	323,794	335,100	334,861	239
8/16/2017	5,693,000	5,922,547	5,893,767	28,780
Gross Unrealized Appreciation				397,178
Gross Unrealized Depreciation				(1,198,302)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2017 (Unaudited)

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Receive	737,282	3I GROUP	ITG	1/0/1900	13,011
Receive	488,022	BUNZL	ITG	1/0/1900	5,596
Receive	494,564	Burberry Group	ITG	11/21/2016	16,186
			Morgan Stanley
Receive	1,215,456	Accor	Capital Services	1/0/1900	(33,190)
			Morgan Stanley
Receive	784,281	ADP	Capital Services	1/0/1900	35,128
			Morgan Stanley
Receive	1,491,277	Airbus Group	Capital Services	11/21/2016	(67,103)
			Morgan Stanley
Receive	1,330,231	ALLIED IRISH BANK	Capital Services	1/0/1900	10,328
			Morgan Stanley
Receive	622,030	Ashtead Group	Capital Services	11/21/2016	17,006
			Morgan Stanley
Receive	577,919	AXA	Capital Services	11/21/2016	36,526
		B&M EUROPEAN	Morgan Stanley
Receive	615,161	VALUE RETAIL	Capital Services	1/0/1900	498
		Banco Santander,	Morgan Stanley
Receive	1,628,534	ADR	Capital Services	11/17/2017	(9,706)
			Morgan Stanley
Receive	839,242	BERENDSEN	Capital Services	1/0/1900	69,764
			Morgan Stanley
Receive	1,499,510	BNP Paribas	Capital Services	11/17/2017	40,143
			Morgan Stanley
Receive	949,430	Carnival	Capital Services	1/0/1900	32,186
			Morgan Stanley
Receive	584,792	Credit Agricole	Capital Services	11/17/2017	26,317
			Morgan Stanley
Receive	746,890	CRH	Capital Services	11/17/2017	(84,123)
			Morgan Stanley
Receive	487,440	CRH	Capital Services	11/17/2017	(31,007)
			Morgan Stanley
Receive	507,903	DS SMITH	Capital Services	1/0/1900	5,195
			Morgan Stanley
Receive	1,004,364	EIFFAGE	Capital Services	1/0/1900	49,727
		EUROFINS	Morgan Stanley
Receive	864,744	SCIENTIFIC	Capital Services	1/0/1900	3,722
			Morgan Stanley
Receive	550,762	IMI PLC	Capital Services	1/0/1900	(18,958)
			Morgan Stanley
Receive	378,160	Imperial Brands	Capital Services	11/21/2016	(47,238)
		INTERCONTINENTAL	Morgan Stanley
Receive	496,252	HOTELS GROUP	Capital Services	1/0/1900	4,418
			Morgan Stanley
Receive	392,535	IPSEN	Capital Services	1/0/1900	4,077
		KENNEDY WILSON
		EUROPE REAL	Morgan Stanley
Receive	1,784,557	ESTATE	Capital Services	1/0/1900	112,251

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Receive	707,766	Kering	Capital Services	11/17/2017	12,891
			Morgan Stanley
Receive	591,006	LINDE	Capital Services	1/0/1900	(7,581)
			Morgan Stanley
Receive	933,746	Lloyds Banking Group	Capital Services	11/21/2016	(1,601)
		LVMH Moet Hennessy	Morgan Stanley
Receive	1,463,910	Louis Vuitton	Capital Services	11/17/2017	(5,668)
			Morgan Stanley
Receive	607,273	NEX GROUP	Capital Services	1/0/1900	183
			Morgan Stanley
Receive	702,649	OCADO GROUP	Capital Services	1/0/1900	47,249
			Morgan Stanley
Receive	1,508,493	Pernod Ricard	Capital Services	11/21/2016	19,347
			Morgan Stanley
Receive	953,016	RELX	Capital Services	1/0/1900	(101)
			Morgan Stanley
Receive	447,970	RYANAIR HOLDINGS	Capital Services	1/0/1900	(15,894)
			Morgan Stanley
Receive	626,650	Safran	Capital Services	11/21/2016	(4,257)
			Morgan Stanley
Receive	1,535,544	Schneider Electric	Capital Services	11/17/2017	(55,932)
			Morgan Stanley
Receive	752,796	Sky	Capital Services	1/0/1900	(5,398)
			Morgan Stanley
Receive	839,153	Smith & Nephew	Capital Services	11/21/2016	(15,660)
			Morgan Stanley
Receive	594,283	Thales	Capital Services	11/21/2016	(12,614)
			Morgan Stanley
Receive	614,251	THE WEIR GROUP	Capital Services	1/0/1900	(18,208)
			Morgan Stanley
Receive	506,399	Unilever	Capital Services	1/0/1900	(10,328)
			Morgan Stanley
Receive	1,570,109	Vinci	Capital Services	11/17/2017	70,361
			Morgan Stanley
Receive	1,061,962	Vivendi	Capital Services	11/21/2016	(14,358)
			Morgan Stanley
Receive	1,448,537	Vodafone Group	Capital Services	11/21/2016	(6,587)
			Morgan Stanley
Receive	298,962	WORLDPAY GROUP	Capital Services	1/0/1900	678
			Morgan Stanley
Pay	455,349	CUSTOM THAI BANKS	Capital Services	1/0/1900	(7,394)
			Morgan Stanley
Pay	533,505	ELIS	Capital Services	1/0/1900	(44,913)
		Ms Canada Financial	Morgan Stanley
Pay	2,757,238	Short	Capital Services	3/1/2017	(147,934)
		MSCI DAILY TR
		GROSS EMERGING	Morgan Stanley
Pay	460,301	MARKET	Capital Services	1/0/1900	(21,030)
		SGX MSCI INDONESIA	Morgan Stanley
Pay	441,939	AUG	Capital Services	1/0/1900	(1,901)
		SIAM COMMERCIAL	Morgan Stanley
Pay	284,313	BANK	Capital Services	1/0/1900	5,567
		STRAITS TIMES	Morgan Stanley
Pay	408,702	INDEX	Capital Services	1/0/1900	(23,719)

OTC Total Return Swaps (continued)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		TAIWAN STOCK
	EXCHANGE FUTURE		Morgan Stanley
Pay	678,967	AUG	Capital Services	1/0/1900	(6,897)
			Morgan Stanley
Pay	281,389	ZODIAC AEROSPACE	Capital Services	1/0/1900	(8,927)

Gross Unrealized Appreciation					638,355
Gross Unrealized Depreciation					(728,227)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

NOTES

obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2017, accumulated net unrealized appreciation on investments was $20,468,999, consisting of $30,055,072 gross unrealized appreciation and $9,586,073 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
July 31, 2017 (Unaudited)

Registered Investment Companies - 99.2%	Shares		Value ($)
Domestic Fixed Income - 90.3%
BNY Mellon Corporate Bond Fund, Cl. M	3,380,504	[a]	44,014,167
BNY Mellon Municipal Opportunities Fund, Cl. M	10,019,714	[a,b]	131,057,865
Dreyfus Floating Rate Income Fund, Cl. Y	7,945,403	[a]	96,536,647
Dreyfus High Yield Fund, Cl. I	21,948,032	[a,b]	139,589,481
			411,198,160
Foreign Fixed Income - 8.9%
Dreyfus Emerging Markets Debt U.S. Dollar Fund, Cl. Y	1,081,490	[a]	13,680,843
Dreyfus Global Dynamic Bond Fund, Cl. Y	2,219,082	[a]	27,050,614
			40,731,457
Total Investments (cost $451,847,925)	99.2%		451,929,617
Cash and Receivables (Net)	.8%		3,631,986
Net Assets	100.0%		455,561,603

[a]	Investment in affiliated mutual fund.
[b]

The fund's investment in the BNY Mellon Municipal Opportunities Fund and Dreyfus High Yield Fund represents 28.8% and 30.6%, respectively, of the fund's net assets. BNY Mellon Municipal Opportunities Fund seeks to provide total return (consisting of capital appreciation and current income) and Dreyfus High Yield Fund seeks to maximize total return consisting of current income exempt from federal income tax and capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	90.3
Mutual Funds: Foreign	8.9
99.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	451,929,617	-	-	451,929,617

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $81,692, consisting of $3,635,678 gross unrealized appreciation and $3,553,986 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)